SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2013
SHARE CAPITAL
Schedule of preference shares
	June 30, 2013		December 31, 2012
	Number of Shares	Amount	Number of Shares	Amount
(millions of Canadian dollars; number of preference shares in millions)
Preference Shares, Series A	5	125	5	125
Preference Shares, Series B	20	500	20	500
Preference Shares, Series D	18	450	18	450
Preference Shares, Series F	20	500	20	500
Preference Shares, Series H	14	350	14	350
Preference Shares, Series J	8	199	8	199
Preference Shares, Series L	16	411	16	411
Preference Shares, Series N	18	450	18	450
Preference Shares, Series P	16	400	16	400
Preference Shares, Series R	16	400	16	400
Preference Shares, Series 1	16	411	-	-
Preference Shares, Series 3	24	600	-	-
Issuance costs		(97)		(78)
Balance at end of period		4,699		3,707

Schedule of characteristics of preference shares

	Initial Yield	Dividend	[1]	Per Share Base Redemption Value[2]	Redemption and Conversion Option Date[2,3]	Right to Convert Into[3,4]
(Canadian dollars unless otherwise stated)
Preference Shares, Series A	5.5%	$1.375		$25	-	-
Preference Shares, Series B	4.0%	$1.000		$25	June 1, 2017	Series C
Preference Shares, Series D	4.0%	$1.000		$25	March 1, 2018	Series E
Preference Shares, Series F	4.0%	$1.000		$25	June 1, 2018	Series G
Preference Shares, Series H	4.0%	$1.000		$25	September 1, 2018	Series I
Preference Shares, Series J	4.0%	US$1.000		US$25	June 1, 2017	Series K
Preference Shares, Series L	4.0%	US$1.000		US$25	September 1, 2017	Series M
Preference Shares, Series N	4.0%	$1.000		$25	December 1, 2018	Series O
Preference Shares, Series P	4.0%	$1.000		$25	March 1, 2019	Series Q
Preference Shares, Series R	4.0%	$1.000		$25	June 1, 2019	Series S
Preference Shares, Series 1	4.0%	US$1.000		US$25	June 1, 2018	Series 2
Preference Shares, Series 3[5]	4.0%	$1.000		$25	September 1, 2019	Series 4

1            The holder is entitled to receive a fixed, cumulative, quarterly preferential dividend per year, as declared by the Board of Directors of the Company.

2            Preference Shares, Series A may be redeemed any time at the Company’s option. For all other series of Preference Shares, the Company may at its option, redeem all or a portion of the outstanding Preference Shares for the Base Redemption Value per share plus all accrued and unpaid dividends on the Redemption Option Date and on every fifth anniversary thereafter.

3            The holder will have the right, subject to certain conditions, to convert their shares into Cumulative Redeemable Preference Shares of a specified series on the Conversion Option Date and every fifth anniversary thereafter.

4            Holders will be entitled to receive quarterly floating rate cumulative dividends per share at a rate equal to: $25 x (number of days in quarter/365) x (90-day Government of Canada treasury bill rate + 2.4% (Series C), 2.4% (Series E), 2.5% (Series G), 2.1% (Series I), 2.7% (Series O), 2.5% (Series Q), 2.5% (Series S) or 2.4% (Series 4)); or US$25 x (number of days in quarter/365) x (90-day United States Government treasury bill rate + 3.1% (Series K), 3.2% (Series M) or 3.1% (Series 2)).

5            A cash dividend of $0.2384 per share will be payable on September 1, 2013 to Series 3 shareholders. The regular quarterly dividend of $0.25 per share will begin in the fourth quarter of 2013.

Schedule of weighted average shares outstanding basic and diluted used for calculating earnings per common share
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
(number of shares in millions)
Weighted average shares outstanding	806	770	797	763
Effect of dilutive options	11	13	12	12
Diluted weighted average shares outstanding	817	783	809	775